Stock Based Compensation (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Aug. 27, 2021	Aug. 12, 2021
Stock Based Compensation (Details) [Line Items]
Common stock available for award	1,958,030	1,958,030
Vesting period		3 years 8 months 12 days
Stock-based compensation		$ 668	$ 825
Total stock-based compensation expense		$ 668	825
Number of sharesGranted		433,420
Number of options Granted		1,083,550
Stock option [Member]
Stock Based Compensation (Details) [Line Items]
Stock options contractual terms		10 years
Stock options vested (in Dollars)		$ 0
Unrecognized stock based compensation expense (in Dollars)	$ 5,500	$ 5,500
Vesting period		3 years
Weighted average grant-date fair value of stock options granted (in Dollars per share)		$ 3.26
Number of options Granted	1,083,550
Restricted Stock [Member]
Stock Based Compensation (Details) [Line Items]
Vesting period		3 years
Aggregate fair value of awards vested during period		$ 0
Share Price	$ 0.0001	$ 0.0001
Employee Stock Purchase Plan [Member]
Stock Based Compensation (Details) [Line Items]
Common stock reserved for issuance					347,500
Number of shares issued under plan		0
Threshold Annual Increase In Shares Reserved And Available For Issuance Percentage Of The Outstanding Number Of Shares Of Common Stock Of New Clarus					1.00%
Threshold annual increase in shares reserved and available for issuance by minimum number of shares of common sock of new clarus					347,500
Restricted Stock Units (RSUs) [Member]
Stock Based Compensation (Details) [Line Items]
Number of sharesGranted	433,420
Legacy Clarus Stock Option And Incentive Plan [Member]
Stock Based Compensation (Details) [Line Items]
Stock-based compensation		$ 559	$ 825
Total stock-based compensation expense		$ 200
Equity Stock Option And Incentive Plan2021 [Member]
Stock Based Compensation (Details) [Line Items]
Common stock reserved for issuance				3,475,000
Threshold Annual Increase In Shares Reserved And Available For Issuance Percentage Of The Outstanding Number Of Shares Of Common Stock Of New Clarus				4.00%